OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Long-term Liabilities Disclosure [Abstract]
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

(in thousands of $)	2018	2017
Deferred tax liability (see note 8)	7,126	5,295
Guarantee (see note 24)	8,275	—
Deferred credits from capital lease transactions	14,774	15,399
	30,175	20,694

Deferred credits from capital lease transactions

(in thousands of $)	2018	2017
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(9,292)	(8,667)
	15,399	16,024
Current	625	625
Non-current	14,774	15,399
	15,399	16,024

In connection with the Methane Princess Lease (see note 21), we recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of a UK lease. The deferred credits are amortized over the remaining estimated useful economic life of the Methane Princess on a straight-line basis.

Amortization for each of the years ended December 31, 2018, 2017 and 2016 was $0.6 million.